Schedule of investments
Nomura VIP Balanced Series
March 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.27%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	113,995	$ 113,681
Series 2016-71 NB 3.00% 10/25/46	307,073	286,735

Freddie Mac REMICs Series 4616 HW3.00% 6/15/45	156,610	150,451
Vendee Mortgage Trust Series 1997-1 3A8.293% 12/15/26	1,390	1,389
Total Agency Collateralized Mortgage Obligations (cost $594,733)		552,256

Agency Commercial Mortgage-Backed Securities — 0.25%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	325,000	292,402
Series K150 A2 3.71% 9/25/32 ♦, •	140,000	134,433
Series K753 A2 4.40% 10/25/30 ♦	100,000	100,489
Total Agency Commercial Mortgage-Backed Securities (cost $528,294)		527,324

Agency Mortgage-Backed Securities — 8.89%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	287,284	264,573
2.50% 8/1/36	240,670	227,581
2.50% 6/1/37	57,382	54,249
3.00% 11/1/33	69,136	67,114
3.00% 9/1/37	136,761	130,898
Fannie Mae S.F. 30 yr
2.00% 6/1/50	911,217	742,886
2.00% 3/1/51	218,914	177,972
2.00% 4/1/51	2,743,052	2,228,765
2.00% 7/1/51	167,259	135,979
2.50% 8/1/50	149,574	128,571
2.50% 11/1/51	79,425	68,167
2.50% 1/1/52	92,197	78,023
2.50% 2/1/52	296,079	252,296
2.50% 3/1/52	399,762	338,298
2.50% 4/1/52	286,369	244,081
3.00% 12/1/51	465,735	413,718
3.50% 8/1/51	314,882	290,856
3.50% 9/1/52	766,893	713,119
5.00% 8/1/53	138,148	137,476
5.00% 3/1/56	738,361	728,505
5.50% 9/1/55	608,545	611,611
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 9/1/55	975,611	$ 994,506
6.50% 3/1/55	497,561	514,397

Freddie Mac S.F. 15 yr 2.00% 8/1/36	504,409	464,332
Freddie Mac S.F. 30 yr
2.50% 11/1/50	46,479	39,861
2.50% 12/1/51	139,957	120,506
2.50% 1/1/52	1,149,909	983,295
2.50% 5/1/52	285,166	241,231
3.00% 1/1/52	878,165	771,996
4.00% 9/1/49	207,008	198,261
4.00% 8/1/52	575,464	545,724
4.50% 9/1/52	288,244	279,921
4.50% 10/1/52	304,402	295,044
5.00% 2/1/53	68,352	67,740
5.00% 6/1/53	420,331	416,522
5.50% 9/1/52	118,574	121,170
5.50% 3/1/53	258,460	263,061
GNMA II S.F. 30 yr
2.00% 10/20/50	722,403	597,459
2.50% 7/20/51	770,451	663,242
3.00% 4/20/52	517,825	462,624
3.50% 9/20/55	449,756	412,697
4.00% 4/20/55	362,607	339,920
4.50% 8/20/55	350,517	338,855
5.00% 9/20/52	166,894	166,188
5.00% 12/20/54	265,645	263,422
5.50% 5/20/53	250,309	253,985
5.50% 2/20/55	120,204	121,131
6.00% 3/20/55	276,765	281,809
6.50% 4/20/55	129,670	134,755
Total Agency Mortgage-Backed Securities (cost $18,721,950)		18,388,392

Corporate Bonds — 11.95%
Banking — 3.22%
Bank of America
1.734% 7/22/27 μ	250,000	247,924
4.456% 2/6/32 μ	100,000	98,770
5.518% 10/25/35 μ	301,000	301,099
5.819% 9/15/29 μ	107,000	110,394
6.204% 11/10/28 μ	300,000	308,278
6.25% 7/26/30 μ, ψ	180,000	181,188
6.625% 5/1/30 μ, ψ	55,000	56,425

Bank of Montreal 4.439% 1/14/32 μ	70,000	68,946
Bank of New York Mellon 4.942% 2/11/31 μ	80,000	81,071
BPCE 144A 5.417% 1/13/37 #, μ	250,000	243,847
Citibank 5.57% 4/30/34	250,000	259,125
NQ- IV098 [0326] 0526 (5459551)    1

Schedule of investments
Nomura VIP Balanced Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Citigroup
4.503% 9/11/31 μ	105,000	$ 103,831
6.02% 1/24/36 μ	70,000	71,501
6.625% 2/15/31 μ, ψ	45,000	45,064
6.75% 2/15/30 μ, ψ	49,000	49,004
7.00% 8/15/34 μ, ψ	45,000	46,339
Deutsche Bank
2.552% 1/7/28 μ	150,000	147,685
6.819% 11/20/29 μ	245,000	257,287

Fifth Third Bancorp 6.361% 10/27/28 μ	35,000	35,999
Goldman Sachs Group
1.542% 9/10/27 μ	465,000	459,008
4.369% 10/21/31 μ	110,000	107,880
5.049% 7/23/30 μ	320,000	323,906
5.065% 1/21/37 μ	175,000	171,158
5.218% 4/23/31 μ	105,000	106,796
5.387% 2/2/41 μ	155,000	149,810
6.484% 10/24/29 μ	295,000	308,657
Huntington Bancshares
4.623% 1/28/32 μ	45,000	44,357
5.605% 1/28/41 μ	65,000	63,464
JPMorgan Chase & Co.
1.47% 9/22/27 μ	310,000	305,782
4.898% 1/22/37 μ	35,000	34,261
5.103% 4/22/31 μ	90,000	91,651
5.14% 1/24/31 μ	24,000	24,445
5.193% 2/5/37 μ	165,000	162,202
5.571% 4/22/28 μ	85,000	86,054
5.572% 4/22/36 μ	30,000	30,926
6.254% 10/23/34 μ	134,000	144,122
Morgan Stanley
4.493% 1/16/32 μ	95,000	93,430
5.192% 4/17/31 μ	10,000	10,151
5.664% 4/17/36 μ	117,000	119,881
5.90% 3/13/47 μ	80,000	79,675
6.296% 10/18/28 μ	88,000	90,326
6.407% 11/1/29 μ	90,000	93,946
PNC Financial Services Group
4.899% 5/13/31 μ	45,000	45,286
5.423% 1/25/41 μ	50,000	49,004
5.575% 1/29/36 μ	55,000	56,169
5.676% 1/22/35 μ	60,000	61,742

Popular 7.25% 3/13/28	99,000	102,629
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	198,325
US Bancorp
4.653% 2/1/29 μ	68,000	68,335
6.787% 10/26/27 μ	130,000	131,744
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co.
4.96% 1/23/37 μ	49,000	$ 47,751
5.15% 4/23/31 μ	5,000	5,086
6.491% 10/23/34 μ	76,000	82,314
		6,664,050
Basic Industry — 0.33%
Celanese US Holdings
6.50% 4/15/30	8,000	8,169
6.75% 4/15/33	67,000	68,782

Cleveland-Cliffs 144A 7.00% 3/15/32 #	145,000	140,476
Fortescue Treasury 144A 5.875% 4/15/30 #	150,000	151,935
Magnera 144A 7.25% 11/15/31 #	75,000	69,503
Novelis 144A 4.75% 1/30/30 #	90,000	85,209
Olin 144A 6.625% 4/1/33 #	169,000	165,531
		689,605
Brokerage — 0.36%
Apollo Global Management 4.60% 1/15/31	50,000	49,568
Blackstone Reg Finance 5.00% 12/6/34	105,000	102,840
Brookfield Asset Management 4.653% 11/15/30	100,000	99,166
Brookfield Finance 5.33% 1/15/36	170,000	166,530
Jefferies Financial Group 6.20% 4/14/34	55,000	56,120
KKR & Co. 5.10% 8/7/35	220,000	212,923
TPG Operating Group II 4.875% 5/15/31	65,000	63,782
		750,929
Capital Goods — 0.61%
Amcor Flexibles North America 5.50% 3/17/35	55,000	55,653
Boeing
6.259% 5/1/27	110,000	111,930
6.388% 5/1/31	25,000	26,669
6.858% 5/1/54	260,000	286,384

Caterpillar Financial Services 4.15% 1/8/31	55,000	54,508
Herc Holdings
144A 7.00% 6/15/30 #	30,000	30,782
144A 7.25% 6/15/33 #	20,000	20,512

Honeywell Aerospace 144A 4.95% 3/16/36 #	120,000	119,111
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	103,000	103,074

2    NQ- IV098 [0326] 0526 (5459551)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Northrop Grumman
4.75% 6/1/43	20,000	$ 18,074
5.20% 6/1/54	100,000	92,224

QXO Building Products 144A 6.75% 4/30/32 #	35,000	35,730
Resideo Funding 144A 6.50% 7/15/32 #	145,000	143,046
RTX 4.625% 11/16/48	40,000	34,078
Standard Industries 144A 4.375% 7/15/30 #	139,000	131,101
		1,262,876
Communications — 1.32%
AT&T
5.55% 11/1/45	55,000	52,105
5.70% 11/1/54	75,000	70,278
6.00% 4/30/56	140,000	137,071
6.30% 1/15/38	45,000	47,930
CCO Holdings
144A 4.25% 1/15/34 #	225,000	192,695
144A 6.375% 9/1/29 #	136,000	136,504

Midcontinent Communications 144A 8.00% 8/15/32 #	150,000	139,895
Rogers Communications
5.30% 2/15/34	265,000	263,942
7.125% 4/15/55 μ	87,000	89,082

Sirius XM Radio 144A 4.125% 7/1/30 #	170,000	159,287
SoftBank
144A 4.699% 7/9/30 #	200,000	198,901
144A 5.332% 7/9/35 #	200,000	197,016

Sprint Capital 6.875% 11/15/28	110,000	116,327
Time Warner Cable 6.55% 5/1/37	280,000	282,513
T-Mobile USA
3.875% 4/15/30	290,000	282,501
5.125% 5/15/32	30,000	30,441
5.875% 11/15/55	90,000	87,825
Verizon Communications
4.75% 1/15/33	90,000	88,919
5.00% 1/15/36	95,000	93,068
5.875% 11/30/55	75,000	73,004
		2,739,304
Consumer Cyclical — 0.95%
Amazon.com
4.10% 11/20/30	65,000	64,265
4.875% 3/13/36	60,000	59,476
5.80% 3/13/56	65,000	64,994

Bath & Body Works 6.875% 11/1/35	163,000	160,526
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Caesars Entertainment 144A 7.00% 2/15/30 #	233,000	$ 235,991
Carnival 144A 4.00% 8/1/28 #	80,000	78,151
Cyprium 144A 6.125% 4/15/31 #	169,000	167,026
Ford Motor Credit
6.532% 3/19/32	200,000	205,343
6.95% 6/10/26	200,000	200,478

General Motors Financial 2.35% 2/26/27	170,000	166,786
Gildan Activewear 144A 4.70% 10/7/30 #	175,000	173,215
Lowe's 4.25% 3/15/31	70,000	68,734
Marriott International
4.50% 5/1/33	35,000	33,832
5.10% 5/1/38	50,000	47,555

Royal Caribbean Cruises 4.75% 5/15/33	95,000	91,755
VICI Properties
4.95% 2/15/30	105,000	104,872
5.625% 4/1/35	40,000	39,832
		1,962,831
Consumer Non-Cyclical — 1.18%
Abbott Laboratories
4.30% 3/15/33	80,000	78,316
4.65% 3/15/36	165,000	161,410
AbbVie
4.125% 3/15/31	115,000	113,356
4.75% 3/15/36	80,000	78,520

Amgen 4.85% 2/19/36	85,000	83,548
Bunge Limited Finance 4.20% 9/17/29	95,000	94,121
Cargill 144A 4.125% 10/23/30 #	60,000	59,149
CVS Health
5.00% 9/15/32	45,000	45,054
5.05% 3/25/48	65,000	55,807
5.45% 9/15/35	75,000	75,319

DaVita 144A 6.75% 7/15/33 #	88,000	89,594
Eli Lilly & Co.
4.55% 10/15/32	28,000	28,021
4.90% 10/15/35	60,000	59,994
5.55% 10/15/55	55,000	54,332
5.60% 2/12/65	85,000	83,252

Global Medical Response 144A 7.375% 10/1/32 #	102,000	106,008
Hasbro 4.65% 3/12/31	30,000	29,636
HCA 5.45% 9/15/34	115,000	116,115
JBS
144A 5.625% 3/10/37 #	80,000	80,300
6.25% 3/1/56	80,000	78,524
NQ- IV098 [0326] 0526 (5459551)    3

Schedule of investments
Nomura VIP Balanced Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Mars
144A 5.20% 3/1/35 #	95,000	$ 95,939
144A 5.65% 5/1/45 #	65,000	64,226
144A 5.70% 5/1/55 #	75,000	73,181
Merck & Co.
3.85% 3/15/29	45,000	44,682
4.15% 3/15/31	120,000	118,699
4.45% 12/4/32	37,000	36,759
Novartis Capital
4.40% 3/18/31	65,000	65,000
4.60% 3/18/33	60,000	59,763
4.90% 3/18/36	110,000	109,780
5.70% 3/18/56	45,000	45,353
Pfizer
4.20% 11/15/30	40,000	39,733
4.875% 11/15/35	60,000	59,424

Sysco 5.10% 9/23/30	50,000	50,411
		2,433,326
Electric — 0.56%
American Electric Power 6.05% 3/15/56 μ	65,000	64,448
Black Hills 4.55% 1/31/31	55,000	54,437
Constellation Energy Generation
3.90% 1/8/28	45,000	44,659
5.875% 1/15/66	55,000	52,843
Dominion Energy
6.20% 2/15/56 μ	50,000	49,579
Series A 6.875% 2/1/55 μ	70,000	72,092

DTE Energy 5.10% 3/1/29	80,000	81,358
Florida Power & Light 3.15% 10/1/49	160,000	107,408
NextEra Energy Capital Holdings 6.50% 8/15/55 μ	35,000	36,132
NRG Energy
144A 4.734% 10/15/30 #	90,000	89,215
144A 5.407% 10/15/35 #	70,000	68,708

Oglethorpe Power 4.50% 4/1/47	5,000	4,104
San Diego Gas & Electric 5.20% 3/15/36	35,000	34,923
Union Electric
4.80% 3/15/36	35,000	34,187
5.55% 3/15/56	50,000	48,290

Vistra 144A 7.00% 12/15/26 #, μ, ψ	140,000	140,277
Vistra Operations
144A 4.70% 1/31/31 #	55,000	54,146
144A 5.35% 1/31/36 #	95,000	92,992
144A 6.00% 4/15/34 #	35,000	36,006
		1,165,804
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 1.37%
BP Capital Markets 4.875% 3/22/30 μ, ψ	135,000	$ 133,362
Cheniere Energy 144A 5.20% 7/30/36 #	55,000	54,460
ConocoPhillips 5.00% 1/15/35	185,000	185,724
Diamondback Energy
5.55% 4/1/35	138,000	140,883
5.75% 4/18/54	70,000	66,246
Enbridge
4.90% 6/20/30	45,000	45,488
5.25% 4/5/27	80,000	80,691
5.55% 6/20/35	70,000	71,587
5.70% 3/8/33	125,000	129,533
5.75% 7/15/80 μ	90,000	89,884
Energy Transfer
6.10% 12/1/28	150,000	155,933
6.30% 1/15/56	190,000	187,267
6.50% 2/15/56 μ	125,000	123,577
6.75% 2/15/56 μ	120,000	119,818

Hilcorp Energy I 144A 6.25% 4/15/32 #	150,000	145,281
NGL Energy Operating 144A 8.375% 2/15/32 #	60,000	61,876
ONEOK 5.70% 11/1/54	110,000	100,443
Targa Resources Partners 5.00% 1/15/28	410,000	409,941
USA Compression Partners 144A 7.125% 3/15/29 #	100,000	102,377
Valero Energy 5.15% 3/10/36	245,000	241,607
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	210,000	186,197
		2,832,175
Finance Companies — 0.78%
Air Lease 5.10% 3/1/29	39,000	39,362
Apollo Debt Solutions 6.70% 7/29/31	110,000	111,349
Ares Capital 5.10% 1/15/31	125,000	120,263
Aviation Capital Group 144A 4.875% 1/28/33 #	75,000	72,468
Avolon Holdings Funding
144A 4.85% 4/1/33 #	80,000	76,677
144A 4.95% 1/15/28 #	55,000	55,206
144A 5.375% 5/30/30 #	20,000	20,227
Blackstone Private Credit Fund
5.05% 9/10/30	55,000	51,887
5.35% 3/12/31	50,000	47,527
5.60% 11/22/29	150,000	145,987
Blue Owl Credit Income
5.80% 3/15/30	121,000	116,735
6.60% 9/15/29	121,000	120,600

4    NQ- IV098 [0326] 0526 (5459551)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

HPS Corporate Lending Fund 5.95% 4/14/32	43,000	$ 41,571
OneMain Finance 7.125% 9/15/32	140,000	138,055
PennyMac Financial Services 144A 6.875% 5/15/32 #	145,000	140,073
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	200,000	195,400
Takeoff Merger Sub
144A 4.85% 3/24/31 #	50,000	49,394
144A 5.50% 3/24/36 #	25,000	24,640

UWM Holdings 144A 6.25% 3/15/31 #	48,000	43,753
		1,611,174
Insurance — 0.25%
Aon North America 5.30% 3/1/31	60,000	61,260
Athene Holding 6.875% 6/28/55 μ	65,000	60,805
Chubb INA Holdings 4.90% 8/15/35	65,000	64,027
Henneman Trust 144A 6.58% 5/15/55 #	130,000	130,745
Howden UK Refinance 144A 7.25% 2/15/31 #	200,000	201,839
		518,676
Real Estate Investment Trusts — 0.05%
Simon Property Group 2.65% 2/1/32	120,000	107,083
		107,083
Technology — 0.70%
Broadcom
4.20% 10/15/30	20,000	19,774
4.90% 7/15/32	45,000	45,410
5.05% 7/12/29	115,000	117,398

CDW 3.276% 12/1/28	35,000	33,643
Leidos 5.00% 3/15/36	160,000	154,749
Oracle
4.70% 9/27/34	25,000	22,827
5.70% 2/4/36	125,000	120,240
5.875% 9/26/45	190,000	164,043
6.70% 2/4/56	50,000	46,441

Salesforce 4.90% 9/15/31	145,000	144,829
TSMC Global 144A 1.75% 4/23/28 #	600,000	571,742
		1,441,096
Transportation — 0.27%
Canadian Pacific Railway 5.50% 3/15/56	65,000	62,267
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
ERAC USA Finance 144A 4.60% 5/1/28 #	185,000	$ 185,941
FedEx 3.25% 5/15/41	85,000	64,104
Fedex Freight Holding
144A 4.95% 3/15/33 #	75,000	73,175
144A 5.25% 3/15/36 #	60,000	58,072

Union Pacific 5.60% 12/1/54	115,000	112,791
		556,350
Total Corporate Bonds (cost $25,014,914)		24,735,279

Municipal Bonds — 0.16%
City of Houston, First Lien Texas Hotel Occupancy Tax & Special Revenue
Series C 5.50% 9/1/58 (AG)	25,000	26,555
Series C 5.50% 9/1/58	20,000	21,075
Texas Water Development Board Revenue
(Master Trust) 4.75% 10/15/55	150,000	148,615
Wisconsin Public Finance Authority Senior Lien Toll Revenue
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	120,000	131,038
Total Municipal Bonds (cost $320,768)		327,283

Non-Agency Asset-Backed Securities — 1.32%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	300,000	291,619
Ford Credit Auto Owner Trust Series 2024-B A35.10% 4/15/29	120,542	121,478
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	500,000	504,372
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,006,856
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	100,000	101,072
Series 2025-4 D 4.95% 1/15/32	100,000	99,279

Toyota Auto Receivables Owner Trust Series 2024-B A35.33% 1/16/29	165,482	166,936
NQ- IV098 [0326] 0526 (5459551)    5

Schedule of investments
Nomura VIP Balanced Series
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Volkswagen Auto Lease Trust Series 2024-A A35.21% 6/21/27	435,338	$ 436,691
Total Non-Agency Asset-Backed Securities (cost $2,712,614)		2,728,303

Non-Agency Collateralized Mortgage Obligations — 1.22%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 5.562% (SOFR + 1.90%) 12/25/41 #, •	250,000	250,853
Series 2023-R08 1M1 144A 5.162% (SOFR + 1.50%) 10/25/43 #, •	177,060	177,116
Series 2025-R04 1M2 144A 5.162% (SOFR + 1.50%) 5/25/45 #, •	150,000	150,470
Series 2025-R05 2M2 144A 5.262% (SOFR + 1.60%) 7/25/45 #, •	60,000	60,185
Series 2025-R06 1B1 144A 5.512% (SOFR + 1.85%) 9/25/45 #, •	240,973	243,858
Series 2026-R01 2M2 144A 5.012% (SOFR + 1.35%) 1/25/46 #, •	220,000	219,994
Series 2026-R02 1M2 144A 5.162% (SOFR + 1.50%) 2/25/46 #, •	110,000	110,481
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 5.712% (SOFR + 2.05%) 12/25/33 #, •	358,275	363,616
Series 2023-HQA3 A1 144A 5.512% (SOFR + 1.85%) 11/25/43 #, •	128,241	129,136
Series 2025-DNA2 M2 144A 5.162% (SOFR + 1.50%) 5/25/45 #, •	55,000	55,035
Series 2025-DNA3 M2 144A 5.162% (SOFR + 1.50%) 9/25/45 #, •	70,000	70,161
Series 2025-DNA4 M2 144A 5.212% (SOFR + 1.55%) 10/25/45 #, •	400,000	399,752
Series 2026-DNA2 B1 144A 5.772% (SOFR + 2.10%) 3/25/46 #, •	210,000	209,606

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.962% (SOFR + 1.30%) 2/25/46 #, •	90,000	$ 90,099
Total Non-Agency Collateralized Mortgage Obligations (cost $2,506,490)		2,530,362

Non-Agency Commercial Mortgage-Backed Securities — 3.78%
1301 Trust Series 2025-1301 A 144A 5.059% 8/11/42 #, •	350,000	350,830
BANK
Series 2021-BN32 A5 2.643% 4/15/54 •	730,000	663,245
Series 2021-BN36 A5 2.47% 9/15/64	760,000	675,761
Series 2022-BNK39 B 3.237% 2/15/55 •	100,000	87,632
Series 2022-BNK39 C 3.268% 2/15/55 •	45,000	38,394
Series 2022-BNK40 A4 3.389% 3/15/64 •	850,000	788,831
Series 2022-BNK40 B 3.389% 3/15/64 •	100,000	87,339

BBCMS Mortgage Trust Series 2020-C7 A52.037% 4/15/53	343,000	308,526
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	672,329
Series 2021-B25 A5 2.577% 4/15/54	500,000	449,029
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	888,616
Series 2022-B32 B 3.202% 1/15/55 •	100,000	83,549
Series 2022-B32 C 3.452% 1/15/55 •	125,000	94,664
Series 2022-B33 A5 3.458% 3/15/55 •	900,000	832,733
Series 2022-B33 B 3.614% 3/15/55 •	50,000	43,256
Series 2022-B33 C 3.614% 3/15/55 •	50,000	39,582

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.173% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	210,000	209,738
BMO Mortgage Trust Series 2022-C1 A53.374% 2/15/55 •	500,000	461,628

6    NQ- IV098 [0326] 0526 (5459551)

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

IRV Trust Series 2025-200P A 144A 5.295% 3/14/47 #, •	350,000	$ 352,751
LEX Trust Series 2026-450 A 144A 5.023% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	350,000	348,469
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.437% 10/15/42 #, •	350,000	348,405
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,407,580)		7,825,307

US Treasury Obligations — 3.47%
US Treasury Bonds
2.375% 2/15/42	615,000	448,397
3.875% 2/15/43	1,320,000	1,173,305
5.00% 5/15/45	225,000	227,988
US Treasury Notes
3.625% 9/30/30	840,000	829,615
3.625% 12/31/30	525,000	517,915
3.75% 1/31/31	1,790,000	1,774,897
3.875% 8/31/32	505,000	498,737
4.125% 2/15/36	1,740,000	1,712,948
Total US Treasury Obligations (cost $7,483,713)		7,183,802
	Number of shares
Common Stocks — 58.33%♣
Communication Services — 5.90%
Alphabet Class A	14,289	4,108,945
Alphabet Class C	13,011	3,732,335
AT&T	57,572	1,669,012
Meta Platforms Class A	3,370	1,928,078
Netflix †	8,117	780,450
		12,218,820
Consumer Discretionary — 3.22%
Amazon.com †	17,086	3,558,501
AutoZone †	733	2,475,913
Booking Holdings	147	618,917
		6,653,331
Consumer Staples — 1.60%
Costco Wholesale	3,319	3,307,151
		3,307,151
Financials — 9.69%
Ally Financial	47,253	1,853,735
American Express	5,342	1,615,848
Aon Class A	5,336	1,722,354
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Blackstone	9,356	$ 1,075,847
Cboe Global Markets	7,196	2,022,580
CME Group	10,522	3,107,673
JPMorgan Chase & Co.	8,338	2,452,706
Mastercard Class A	4,564	2,280,448
MNSN Holdings =, †	161	9,767
Morgan Stanley	11,106	1,827,715
PNC Financial Services Group	9,968	2,074,241
		20,042,914
Healthcare — 4.82%
Abbott Laboratories	12,419	1,275,059
AbbVie	4,292	933,467
Danaher	12,191	2,311,414
Gilead Sciences	13,632	1,899,892
HCA Healthcare	1,401	663,009
Thermo Fisher Scientific	3,945	1,939,086
Vertex Pharmaceuticals †	2,154	961,847
		9,983,774
Industrials — 10.04%
Airbus ADR	50,823	2,401,387
BAE Systems ADR	21,307	2,482,265
Carrier Global	35,543	2,001,426
Cummins	5,677	3,054,340
Eaton	9,204	3,291,995
Ferguson Enterprises	8,475	1,976,878
Howmet Aerospace	18,782	4,328,500
Parker-Hannifin	1,381	1,236,326
		20,773,117
Information Technology — 19.69%
Accenture Class A	7,632	1,513,349
Advanced Micro Devices †	6,207	1,262,690
Apple	24,070	6,108,725
Applied Materials	10,830	3,701,586
Broadcom	10,032	3,105,004
Intuit	4,206	1,818,590
Microsoft	11,836	4,381,332
NVIDIA	53,619	9,351,154
Seagate Technology Holdings	7,769	3,043,584
Taiwan Semiconductor Manufacturing ADR	16,001	5,407,538
TE Connectivity	5,002	1,045,518
		40,739,070
Materials — 1.28%
Crown Holdings	14,739	1,477,585
Vulcan Materials	4,323	1,177,153
		2,654,738
Utilities — 2.09%
Entergy	19,106	2,146,750
NQ- IV098 [0326] 0526 (5459551)    7

Schedule of investments
Nomura VIP Balanced Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
NextEra Energy	23,368	$ 2,170,420
		4,317,170
Total Common Stocks (cost $90,803,785)		120,690,085

Preferred Stock — 0.04%♣
Financials — 0.04%
SVB Financial Trust 11/7/32 †	184	86,940
Total Preferred Stock (cost $82,341)		86,940

Exchange-Traded Funds — 7.65%
iShares US Treasury Bond ETF	234,000	5,360,940
Vanguard S&P 500 ETF	17,511	10,463,698
Total Exchange-Traded Funds (cost $16,242,023)		15,824,638

Short-Term Investments — 2.42%
Money Market Mutual Funds — 2.42%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	1,250,000	1,250,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,250,000	1,250,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,250,000	1,250,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	1,250,000	1,250,000
Total Short-Term Investments (cost $5,000,000)		5,000,000

Total Value of Securities—99.75% (cost $178,419,205)		206,399,971
Receivables and Other Assets Net of Liabilities—0.25%★		513,406
Net Assets Applicable to 32,782,030 Shares Outstanding—100.00%		$206,913,377

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $12,759,549, which represents 6.17% of the Series’ net assets.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
★	Includes $165,811 cash collateral held at broker for futures contracts as of March 31, 2026.

8    NQ- IV098 [0326] 0526 (5459551)

The following futures contracts and swap contracts were outstanding at March 31, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
73	$15,143,508	$15,251,592	6/30/26	$—	$(108,085)	$5,703
US Treasury 10 yr Notes
5	555,234	564,465	6/18/26	—	(9,231)	1,172
US Treasury Long Bonds
41	4,668,875	4,796,365	6/18/26	—	(127,490)	15,375
US Treasury Ultra Bonds
12	1,398,750	1,438,151	6/18/26	—	(39,400)	2,625
				22,050,573		—	(284,206)	24,875
Short Contracts:
US Treasury 5 yr Notes
(40)	(4,327,187)	(4,381,781)	6/30/26	54,593	—	(5,625)
US Treasury 10 yr Ultra Notes
(73)	(8,286,641)	(8,431,519)	6/18/26	144,879	—	(22,552)
				(12,813,300)		199,472	—	(28,177)
Total Futures Contracts		$9,237,273		$199,472	$(284,206)	$(3,302)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.45.V2[3] 12/20/30-Quarterly	544,500	5.000%	$29,582	$37,795	$(8,213)	$4,626
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
NQ- IV098 [0326] 0526 (5459551)    9

Schedule of investments
Nomura VIP Balanced Series
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ADR – American Depositary Receipt
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR01M – 1 Month Term Secured Overnight Financing Rate
yr – Year
10    NQ- IV098 [0326] 0526 (5459551)